Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	September 30, 2025	September 30, 2024
Accounts receivable	$5,960,583	$5,993,769
Less: allowance for credit losses	(153,197)	(81,734)
Accounts receivable, net	$5,807,386	$5,912,035

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	September 30, 2025	September 30, 2024
Beginning balance	$81,734	$125,448
Additions (reductions)	71,791	(47,515)
Foreign currency translation adjustments	(328)	3,801
Ending balance	$153,197	$81,734